Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 1,034	$ 955
Amortization of deferred commissions	126	142
Aggregate amount of transaction price allocated to remaining performance obligations	18,800	18,000
LSEG Data & Analytics business [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 398	$ 384